Geographic Information (Schedule Of Revenues And Long-Lived Assets From External Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 32,248	$ 23,910	$ 23,016
Long-lived assets	2,674	1,608
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,602	2,541	2,044
Long-lived assets	830	340
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,726	11,847	12,655
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,407	5,737	4,869
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,717	3,484	3,036
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	796	301	412
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,176	706
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	582	462
Iceland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 86	$ 100